FINANCIAL RISK MANAGEMENT (Details 1) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	$ 35.9	$ 27.1
New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	8.3	1.4
Mesquite
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.0	0.7
Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	5.1	6.3
Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	8.8	17.3
Blackwater
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.3	0.4
Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	13.4	$ 1.0
0-30 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	27.3
0-30 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	5.6
0-30 days | Mesquite
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.0
0-30 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	3.8
0-30 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	4.5
0-30 days | Blackwater
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.0
0-30 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	13.4
31-60 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	4.5
31-60 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.4
31-60 days | Mesquite
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.0
31-60 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.3
31-60 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	3.8
31-60 days | Blackwater
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.0
31-60 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.0
61-90 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	1.8
61-90 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	1.6
61-90 days | Mesquite
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.0
61-90 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.2
61-90 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.0
61-90 days | Blackwater
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.0
61-90 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.0
91-120 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	1.0
91-120 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.7
91-120 days | Mesquite
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.0
91-120 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.3
91-120 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.0
91-120 days | Blackwater
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.0
91-120 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.0
Over 120 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	1.3
Over 120 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.0
Over 120 days | Mesquite
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.0
Over 120 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.5
Over 120 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.5
Over 120 days | Blackwater
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	0.3
Over 120 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other current receivables	$ 0.0